Long-term financial investments - Schedule of Equity- Accounted Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investment Other Entities [Roll Forward]
Investments, beginning balance	$ 24,026
Investments, ending balance	13,901	$ 24,026
Long -Term Investment
Investment Other Entities [Roll Forward]
Investments, beginning balance	42,331	41,310
Contributions (Proceeds)		17,913
Change in Fair Value		(16,892)
Investments, ending balance		42,331
Long -Term Financial Investments
Investment Other Entities [Roll Forward]
Investments, beginning balance	42,331
Contributions (Proceeds)	10,911
Change in Fair Value	(12,897)
Investments, ending balance	40,345	42,331
Forsee Power | Long -Term Investment
Investment Other Entities [Roll Forward]
Investments, beginning balance	18,470	33,335
Contributions (Proceeds)	0	0
Change in Fair Value	(3,501)	(14,865)
Investments, ending balance	14,969	18,470
Wisdom Motor | Long -Term Investment
Investment Other Entities [Roll Forward]
Investments, beginning balance	10,000
Contributions (Proceeds)	(1,000)
Change in Fair Value	(4,900)
Investments, ending balance	4,100	10,000
Wisdom Motor | Long -Term Financial Investments
Investment Other Entities [Roll Forward]
Investments, beginning balance	10,000	0
Contributions (Proceeds)		10,000
Change in Fair Value		0
Investments, ending balance		10,000
Quantron AG | Long -Term Investment
Investment Other Entities [Roll Forward]
Investments, beginning balance	5,333
Contributions (Proceeds)	3,304
Change in Fair Value	(4,237)
Investments, ending balance	4,400	5,333
Quantron AG | Long -Term Financial Investments
Investment Other Entities [Roll Forward]
Investments, beginning balance	5,333	0
Contributions (Proceeds)		5,183
Change in Fair Value		150
Investments, ending balance		5,333
HyCap Fund | Long -Term Investment
Investment Other Entities [Roll Forward]
Investments, beginning balance	7,963	7,636
Contributions (Proceeds)	4,624	1,924
Change in Fair Value	214	(1,597)
Investments, ending balance	12,801	7,963
CleanH2 Fund | Long -Term Investment
Investment Other Entities [Roll Forward]
Investments, beginning balance	565	339
Contributions (Proceeds)	3,983	806
Change in Fair Value	(473)	(580)
Investments, ending balance	$ 4,075	$ 565